Non-Controlling Interests - Summary of Changes in Non-Controlling Interests (Parenthetical) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017
Minority Interest [Line Items]
Acquisition of additional interest in subsidiaries of non-controlling interests		¥ 15,712
Total consideration amount to sell interest in subsidiary	¥ 7,000
Non-controlling Interests
Minority Interest [Line Items]
Acquisition of additional interest in subsidiaries of non-controlling interests		¥ 64,866
Total consideration amount to sell interest in subsidiary	¥ 1,953